Schedule of Selected Financial Information of Reportable Segment (Details) $ in Thousands		1 Months Ended	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
		May 06, 2026 USD ($) Integer	Jun. 30, 2026 USD ($) Integer	Jun. 30, 2025 USD ($) Integer	Mar. 31, 2025 USD ($)	May 06, 2026 USD ($) Integer	Jun. 30, 2026 Integer	Jun. 30, 2025 USD ($) Integer
Segment Reporting [Line Items]
Number of reportable segment | Integer		1	1	1		1	1	1
Revenues		$ 19,206	$ 39,077	$ 65,180		$ 78,075		$ 127,571
Cost of sales		19,039	34,296	58,331		74,410		111,784
Acquisition and related costs			20,596
Selling, general and administrative expenses		1,909	27,415	5,921		8,874		11,931
Net income (loss)		(2,006)	(38,928)	589	$ 2,508	(5,736)		3,097
Operating Segments [Member]
Segment Reporting [Line Items]
Revenues		19,206	39,077	65,180		78,075		127,571
Cost of sales		19,039	34,296	58,331		74,410		111,784
Acquisition and related costs			20,596
Selling, general and administrative expenses		1,909	27,415	5,921		8,874		11,931
Other segment items	[1]	264	(4,302)	339		527		759
Net income (loss)		$ (2,006)	$ (38,928)	$ 589		$ (5,736)		$ 3,097

[1]	Other segment items is comprised of (Gain) loss on digital assets, state franchise tax expense, interest (income) expense, net, and income tax (benefit) expense.